Income taxes - Income before income tax by geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income before income tax expense is attributed to the geographic locations
Domestic	$ (3,248)	$ (9,996)	$ (6,659)
Foreign	73,751	92,355	79,636
Income before income taxes	$ 70,503	$ 82,359	$ 72,977